Financial instruments risk, Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2018 MXN ($) $ / $	Jun. 29, 2020 $ / $
Currency Risk [Member]
Currency risk [Abstract]
Percentage of sales denominated in US dollars	45.00%	45.00%
Percentage of costs and expenses denominated in US dollars	25.00%	25.00%
Foreign exchange rate | $ / $	18.8727	19.6566
Currency Risk [Member] | Minimum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	22.10%	0.04%
Currency Risk [Member] | Maximum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	22.10%	0.04%
Currency Risk [Member] | Subsequent Events [Member]
Currency risk [Abstract]
Foreign exchange rate | $ / $			22.9715
Currency Risk [Member] | US [Member]
Currency risk [Abstract]
Assets	$ 547,320	$ 484,443
Liabilities	(1,042,661)	(637,953)
Total assets (liabilities)	(495,341)	(153,510)
Currency Risk [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	1,093	1,108
Liabilities	(1,641)	(103,096)
Total assets (liabilities)	(548)	(101,988)
22.10% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	(109,578)
22.10% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	120,944
Liabilities	(230,401)
22.10% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	242
Liabilities	(363)
22.10% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	109,578
22.10% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	(120,944)
Liabilities	230,401
22.10% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	(242)
Liabilities	$ 363
0.04% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		(82)
0.04% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		155
Liabilities		(33)
0.04% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		(204)
Liabilities		0
0.04% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		82
0.04% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		(155)
Liabilities		33
0.04% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		204
Liabilities		$ 0